Right-of-use asset (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Impairment loss on right of use asset	$ 0	$ 89,860	$ 50,888
Right-of-use asset balance	$ 168,307	$ 0	$ 95,851